Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 239,867,550
Additions	75,800,574	$ 2,466,664	$ 74,417,541	$ 59,024,201
Depreciation expense	48,945,756	1,592,768	48,604,160	46,016,548
Ending balance	268,234,618	8,728,754	239,867,550
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	619,194,154	20,149,500	616,363,382	576,444,907
Additions	75,800,574	2,466,664	74,417,541	59,024,201
Disposals	(9,832,977)	(319,979)	(13,839,233)	(15,730,635)
Disposal of subsidiaries			(48,138,060)	(8,127,308)
Reclassification	(103,009)	(3,353)	(4,807,434)	538,074
Acquisitions through business combinations			41,526	7,069,740
Effect of foreign currency exchange differences	6,669,566	217,038	(4,843,568)	(2,855,597)
Ending balance	691,728,308	22,509,870	619,194,154	616,363,382
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	379,326,604	12,343,853	381,997,985	344,351,580
Depreciation expense	48,945,756	1,592,768	48,604,160	46,016,548
Impairment losses recognized	405,399	13,192	126,766	992,273
Disposals	(9,334,120)	(303,746)	(12,782,153)	(11,006,578)
Disposal of subsidiaries			(31,444,931)	(580,895)
Reclassification	198,534	6,461	(3,800,474)	311,848
Acquisitions through business combinations			3,760	4,187,020
Effect of foreign currency exchange differences	3,951,517	128,588	(3,378,509)	(2,273,811)
Ending balance	423,493,690	13,781,116	379,326,604	381,997,985
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	11,530,540
Ending balance	13,006,893	423,264	11,530,540
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	11,530,540	375,221	10,457,960	10,333,822
Additions	1,453,816	47,309	1,126,012
Disposals	(63,446)	(2,064)	(2,400)
Reclassification	0	0	393
Acquisitions through business combinations				167,136
Effect of foreign currency exchange differences	85,983	2,798	(51,425)	(42,998)
Ending balance	13,006,893	423,264	11,530,540	10,457,960
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	79,273,937
Ending balance	91,623,291	2,981,558	79,273,937
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	152,641,699	4,967,188	158,812,500	153,972,960
Additions	302,092	9,831	2,718,507	86,409
Disposals	(1,129,046)	(36,741)	(659,833)	(365,758)
Disposal of subsidiaries			(12,344,067)	(3,665,811)
Reclassification	19,150,796	623,195	5,038,562	7,367,875
Acquisitions through business combinations			5,284	1,680,497
Effect of foreign currency exchange differences	1,833,158	59,654	(929,254)	(263,672)
Ending balance	172,798,699	5,623,127	152,641,699	158,812,500
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	73,367,762	2,387,496	75,998,643	68,563,380
Depreciation expense	7,516,917	244,612	7,620,561	7,401,223
Impairment losses recognized	244,719	7,963	15,915
Disposals	(1,081,082)	(35,180)	(565,551)	(300,832)
Disposal of subsidiaries			(5,369,867)	(153,002)
Reclassification	198,534	6,461	(3,924,490)	3,462
Acquisitions through business combinations			241	548,190
Effect of foreign currency exchange differences	928,558	30,217	(407,690)	(63,778)
Ending balance	81,175,408	2,641,569	73,367,762	75,998,643
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	128,202,516
Ending balance	142,129,485	4,625,105	128,202,516
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	423,488,598	13,780,950	416,368,479	376,745,448
Additions	1,514,563	49,286	1,332,497	695,561
Disposals	(7,457,317)	(242,672)	(10,999,274)	(12,818,849)
Disposal of subsidiaries			(33,309,236)	(3,223,448)
Reclassification	51,716,057	1,682,917	53,856,444	52,980,977
Acquisitions through business combinations			28,282	4,445,789
Effect of foreign currency exchange differences	4,232,801	137,742	(3,788,594)	(2,456,999)
Ending balance	473,494,702	15,408,223	423,488,598	416,368,479
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	295,286,082	9,609,049	293,828,682	263,748,778
Depreciation expense	39,819,816	1,295,796	39,147,076	36,373,712
Impairment losses recognized	155,334	5,055	105,815	981,535
Disposals	(7,114,817)	(231,527)	(10,151,428)	(8,306,990)
Disposal of subsidiaries			(24,974,206)	(345,834)
Reclassification	365,180	11,884	142,234	497,230
Acquisitions through business combinations			1,067	3,049,895
Effect of foreign currency exchange differences	2,853,622	92,861	(2,813,158)	(2,169,644)
Ending balance	331,365,217	10,783,118	295,286,082	293,828,682
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,928,284
Ending balance	3,401,543	110,691	3,928,284
Other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	14,601,044	475,140	16,870,978	18,755,116
Additions	137,208	4,465	135,439	47,137
Disposals	(1,176,897)	(38,298)	(2,144,766)	(2,419,423)
Disposal of subsidiaries			(1,247,326)	(445,506)
Reclassification	560,828	18,250	1,181,455	222,066
Acquisitions through business combinations			3,108	722,490
Effect of foreign currency exchange differences	232,425	7,563	(197,844)	(10,902)
Ending balance	14,354,608	467,120	14,601,044	16,870,978
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,672,760	347,308	12,170,660	12,039,422
Depreciation expense	1,609,023	52,360	1,836,523	2,241,613
Impairment losses recognized	5,346	174	5,036	10,738
Disposals	(1,138,221)	(37,039)	(2,065,174)	(2,398,756)
Disposal of subsidiaries			(1,100,858)	(82,059)
Reclassification	(365,180)	(11,884)	(18,218)	(188,844)
Acquisitions through business combinations			2,452	588,935
Effect of foreign currency exchange differences	169,337	5,510	(157,661)	(40,389)
Ending balance	10,953,065	356,429	10,672,760	12,170,660
Construction in progress and machinery under installation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	16,932,273
Ending balance	18,073,406	588,136	16,932,273
Construction in progress and machinery under installation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	16,932,273	551,001	13,853,465	16,637,561
Additions	72,392,895	2,355,773	69,105,086	58,195,094
Disposals	(6,271)	(204)	(32,960)	(126,605)
Disposal of subsidiaries			(1,237,431)	(792,543)
Reclassification	(71,530,690)	(2,327,715)	(64,884,288)	(60,032,844)
Acquisitions through business combinations			4,852	53,828
Effect of foreign currency exchange differences	285,199	9,281	123,549	(81,026)
Ending balance	$ 18,073,406	$ 588,136	$ 16,932,273	$ 13,853,465